Income Taxes - (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation	The following table summarizes the Company's effective tax rate:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Effective income tax rate	9.7%	9.7%	8.7%	9.2%